Commitments and Contingencies (Details) - USD ($)					1 Months Ended						9 Months Ended
	Apr. 06, 2018	Jan. 22, 2018	Sep. 05, 2017	Aug. 10, 2017	Apr. 19, 2018	Mar. 19, 2018	Feb. 16, 2018	Jan. 02, 2018	Dec. 28, 2017	Mar. 01, 2017	Sep. 30, 2018	Sep. 30, 2017	Aug. 11, 2017	Jun. 13, 2017	Mar. 13, 2017
Commitments and Contingencies (Textual)
Amount of project fees claimed as owed						$ 1,000,000
Amount claimed as owed for unpaid vendor invoices			$ 1,800,000				$ 421,000	$ 1,200,000
Amount of vendor invoices under dispute							$ 176,000
Default judgment amount		$ 336,000
Legal fees		$ 20,000
Gain on vendor payables											$ 220,000
Integrio Technologies, LLC [Member]
Commitments and Contingencies (Textual)
Original liability amount										$ 486,000
Vendor settlement agreement amount										243,000
Additional vendor services provided										145,000
Vendor judgment value										$ 334,000
Micro Focus (US) Inc. [Member]
Commitments and Contingencies (Textual)
Principal amount plus accrued interest													$ 246,000	$ 246,000	$ 246,000
Interest rate													10.00%
Settlement agreement, description					The Company signed a settlement agreement with Microfocus for $200,000 which has been paid as of the date of this filing.
Vendor settlement agreement amount													$ 200,000
Embarcadero Technologies, Inc. / Idera, Inc. [Member]
Commitments and Contingencies (Textual)
Amount of damages requested under legal complaint				$ 1,100,000.00
Virtual Imaging, Inc. [Member]
Commitments and Contingencies (Textual)
Value of products provided to defendant									$ 3,938,000
Aggregate value outstanding and overdue									3,688,000
Unpaid value of products demanded by vendor									$ 3,688,000
AVT Technology Solutions, LLC [Member]
Commitments and Contingencies (Textual)
Value of judgment for non-payment of goods received	$ 9,152,698.71